Paycheck Protection Program Loan	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Paycheck Protection Program Loan
Note 7. Paycheck Protection Program Loan
On April 23, 2020, the Company borrowed an aggregate amount of $0.7 million under the U.S. government assisted Paycheck Protection Program (the “PPP”) under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), which was enacted on March 27, 2020 as a result of the
COVID-19
pandemic. The Loan, which was in the form of a promissory note dated April 23, 2020, bears interest at a rate of 1.0% per annum, and is payable monthly commencing on November 23, 2020. The Loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Per the provisions of the Loan agreement, proceeds from the Loan may only be used to cover certain qualifying expenses, such as payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations incurred before February 15, 2020. The Company used the aggregate amount of the Loan to cover qualifying payroll and payroll related benefit payments during the Loan’s qualifying period. Under the terms of the PPP, the Company may apply for full forgiveness of the Loan. In February of 2021, the Company requested for full forgiveness of the aggregate loan amount of $0.7 million and was provided full forgiveness in March 2021.
In March 2021, the Company borrowed an additional $0.7 million under the PPP. The loan is in the form of a Promissory Note and the covered period of the loan was from March 31, 2021 to June 30, 2021. Under the terms of the PPP, the Company may apply for full forgiveness of the loan. In September 2021, the Company requested full forgiveness for the aggregate loan amount of $0.7 million and was provided full forgiveness for the loan amount in October 2021.
The Company initially recognized the PPP loan amounts as a deferred income liability on the Consolidated Balance Sheet. The deferred income liability was derecognized on a systematic basis over the periods in which the Company incurred the qualifying payroll and payroll related benefit expenses the grant intended to offset. The offset is presented within operating expenses in the Consolidated Statements of Operations, where the Company records payroll and benefit expenses. Furthermore, the PPP Loan proceeds that were expected to be forgiven are classified within the operating activities section of the Consolidated Statement of Cash Flows, since those proceeds relate to operating costs (payroll and payroll related benefits).